COMMITMENTS AND CONTINGENCIES (Details)				1 Months Ended
	Oct. 27, 2016 USD ($)	Mar. 30, 2015 USD ($)	Jun. 24, 2013 facility entity	Apr. 30, 2015 USD ($) company	May 15, 2017 case	Mar. 31, 2017 USD ($)	Mar. 24, 2017 case	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and contingencies
Ownership interest, percentage			5.00%
Number of entities controlled by related party against which complaint filed in the district court of oklahoma county | entity			5
Number of facilities owned by related party | facility			5
Lump sum payment		$ 2,000,000
Loss on legal settlement				$ 600,000
Number of insurance carriers to pay the settlement amount | company				2
Self-insured reserve						$ 6,048,000		$ 6,924,000	$ 221,000
Pending Litigation | Subsequent Event
Commitments and contingencies
Number of professional and general liability cases | case					44		44
Pending Litigation | Arkansas | Subsequent Event
Commitments and contingencies
Number of professional and general liability cases | case					28		28
Pending Litigation | Ohio Attorney General Action | Ohio
Commitments and contingencies
Offer to settle claims	$ 1,000,000
Pending Litigation | Ohio Attorney General Action | Ohio | Minimum
Commitments and contingencies
Damages sought per claim or falsification	5,000
Pending Litigation | Ohio Attorney General Action | Ohio | Maximum
Commitments and contingencies
Damages sought per claim or falsification	$ 10,000